Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

16. LEASES

The Group has operating leases for classrooms, dormitories, and corporate offices.

The components of lease expense from continuing operations were as follows:

	Years ended December 31,
	2023	2024

Operating lease expense	$2,348	$2,353

Supplemental cash flow information related to leases from continuing operations was as follows:

	Years ended December 31,
	2023	2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,451	$871

Supplemental balance sheet information related to leases was as follows:

	Years ended December 31,
	2023	2024
Weighted-average Remaining Lease Term
Operating leases	2.20 Years	1.19 Years
Weighted-average Discount Rate	—	—
Operating leases	4.25%	4.31%

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December 31, 2024.

The Group performed impairment test on the operating lease right-of-use assets and recognized impairment loss from continuing operations in nil for the year ended December 31, 2022, 2023 and 2024.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of December 31, 2024.

As of December 31, 2024, maturities of lease liabilities were as follows:

Amount

2025	$5,711
2026	465
2027	31
2028	9
2029	—
Thereafter	—
Total lease payments	6,216
Less: interest	(72)
Total	6,144
Less: current portion	(2,357)
Non-current portion	$3,787

As of December 31, 2024, the Group had no material operating or finance leases that had not yet commenced.